Bank Loan	6 Months Ended
Jun. 30, 2026
Bank Loan [Abstract]
Bank loan

Note 11 — Bank loan

The carrying amount of bank loan is as follows:

	December 31, 2025 (Audited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
Bank loan
Current portion	33,637	25,157	6,163
Non-current portion	292,345	274,955	67,358
Total bank loan	325,982	300,112	73,521

The bank loan as of December 31, 2025 and June 30, 2026 are set out below:

Bank loan	Principal amount	Maturity date	Period	Interest rate	Third party guarantee	Directors’ personal guarantee	December 31, 2025	June 30, 2026	June 30, 2026
	MYR					MYR	MYR	MYR	USD
Term loan I	390,600	November 30, 2033	10 years	Base Financing Rate minus 2.00%	Nil	390,600	325,982	300,112	73,521
Total bank loans							325,982	300,112	73,521

For the year ended December 31, 2025 and period ended June 30, 2026, the effective interest rate of the Company’s bank loan ranged from is 4.65% and 4.65%, respectively.

Other than directors’ personal guarantee, the bank loan are secured by freehold property (Note 7) and bank loan assignment over an insurance policy for a director of the Company.